Schedule H, Line 4i – Schedule of Assets (Held at End of Year) (Details) - EBP 006 - USD ($)	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	006
Entity tax identification number	61-0143150
Current Value	$ 611,733,755	$ 611,733,755
Notes receivable from participants, net of deemed distributions	3,722,389	3,722,389
Deemed distributed loans	$ 216,247	$ 216,247	$ 191,299
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 10,079,571	$ 10,079,571
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,932,248	14,932,248
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	20,464,201	20,464,201
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	28,491,172	28,491,172
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	29,930,216	29,930,216
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	53,877,824	53,877,824
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	14,302,081	14,302,081
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	9,088,844	9,088,844
Investment, Identifier [Axis]: Collective Trust Funds | JP Morgan Chase Bank, N.A. | SmartRetirement Passive Blend Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,128,044	2,128,044
Investment, Identifier [Axis]: Collective Trust Funds | Janus Henderson Investors | Enterprise Fund Class III
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	24,119,732	24,119,732
Investment, Identifier [Axis]: Collective Trust Funds | Vanguard Investments | Russell 1000 Growth Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	94,005,796	94,005,796
Investment, Identifier [Axis]: Mutual Funds | American Funds | International Growth and Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	18,695,521	18,695,521
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | 500 Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	102,830,027	102,830,027
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | Extended Market Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	40,583,630	40,583,630
Investment, Identifier [Axis]: Mutual Funds | Fidelity Investments | International Index
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	36,289,977	36,289,977
Investment, Identifier [Axis]: Mutual Funds | Janus Henderson Investors | Enterprise Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,340,474	25,340,474
Investment, Identifier [Axis]: Other | Brown-Forman Corporation | Class B common stock shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	15,950,837	15,950,837
Investment, Identifier [Axis]: Pooled Separate Accounts | Empower | Core Plus Bond PGIM Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	26,348,880	26,348,880
Investment, Identifier [Axis]: Pooled Separate Accounts | Empower | Mid Cap Value Robeco Boston Partners
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	8,266,778	8,266,778
Investment, Identifier [Axis]: Pooled Separate Accounts | Empower | Putman Stable Value Fund SA
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 32,285,513	$ 32,285,513